Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Revenues	$ 59,573,508	$ 32,089,993	$ 127,935,501	$ 85,593,786	$ 128,032,397	$ 53,343,310
Net loss attributable to common shareholders	24,706,654	$ 21,397,094	70,826,517	67,335,047	104,874,558	38,501,369
Net cash used in operating activities			8,261,324	20,273,407	32,294,587	56,954,306
Accumulated deficit	233,099,803		233,099,803		$ 162,273,286	73,041,323
Available credit						$ 8,500,000
Debt instrument interest rate					12.00%	12.00%	12.00%
Revenue, performance obligation, description of timing					For performance obligations related to certain digital advertising space and sales of print advertisements, the Company determines that the customer can direct the use of and obtain substantially all the benefits from the advertising products as the digital impressions are served or on the issue’s on-sale date. For performance obligations related to sales of magazines through subscriptions, the customer obtains control when each magazine issue is mailed to the customer on or before the issue’s on-sale date. For sales of single copy magazines on newsstands, revenue is recognized on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the customer. Revenues from functional licenses are recognized at a point-in-time when access to the completed content is granted to the partner.
Subscription refund liability	4,379,364		4,379,364		$ 4,035,531	$ 3,144,172
Unearned revenue					32,163,087
Restricted cash	500,809		500,809		500,809	620,809
Accounts receivable	19,519,147		19,519,147		16,497,626	16,233,955
Allowance for doubtful accounts of accounts receivable					892,352	287,902
Assets impairment charges					0	0
Subscription acquisition cost					41,505,480	6,560,058
Subscription acquisition costs (short-term)					28,146,895
Subscription acquisition costs (long-term)					13,358,585
Right-of-use assets	$ 2,048,900		$ 2,048,900		18,292,196	3,980,649
Operating lease liabilities					1,069,745
Estimated useful life of asset			3 years
Amortization debt discount			$ 1,533,537	$ 4,899,625	6,607,212	4,545,675
Selling and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Advertising costs					$ 3,583,116	859,802
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of asset					3 years
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets					$ 1,003,221
Short Term [Member]
Property, Plant and Equipment [Line Items]
Subscription acquisition cost					28,146,895	3,142,580
Longt Term [Member]
Property, Plant and Equipment [Line Items]
Subscription acquisition cost					$ 13,358,585	3,417,478
Letter of Credit [Member]
Property, Plant and Equipment [Line Items]
Restricted cash						500,000
Credit Card Merchant Accounts With Bank [Member]
Property, Plant and Equipment [Line Items]
Restricted cash						120,809
Delayed Draw Term Note [Member]
Property, Plant and Equipment [Line Items]
Borrowings subject to note holders approval						$ 5,000,000.0
Convertible Debentures One [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate					12.00%
Second Amended Senior Secured Notes [Member]
Property, Plant and Equipment [Line Items]
Debt instrument interest rate					12.00%